Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Summary of Net Sales by Segment and Geographical Area
The table below sets forth net sales for the six months ended June 30, 2024 and June 30, 2023:

(€ million)		Europe	United States	Other countries	June 30, 2024	Europe	United States	Other countries	June 30, 2023
Total Biopharma		4,074	8,294	6,010	18,378	4,194	7,366	5,907	17,467
Total Pharma		3,692	7,550	4,817	16,059	3,624	6,709	4,744	15,077
Dupixent		770	4,437	931	6,138	587	3,682	609	4,878
Total Pharma launches		249	868	178	1,295	168	460	87	715
of which	Nexviazyme	95	174	51	320	42	123	19	184
	Sarclisa	64	100	63	227	56	76	49	181
	ALTUVIIIO	—	259	21	280	—	17	2	19
	Rezurock	12	188	7	207	2	140	(1)	141
	Cablivi	43	60	10	113	49	58	6	113
	Xenpozyme	24	37	11	72	15	21	2	38
	Enjaymo	10	30	15	55	4	19	10	33
	Tzield	1	20	—	21	—	6	—	6
Total other products		2,673	2,245	3,708	8,626	2,869	2,567	4,048	9,484
of which	Industrial sales	274	3	1	278	264	3	13	280
Total Vaccines		382	744	1,193	2,319	570	657	1,163	2,390
of which	Influenza Vaccines	30	16	142	188	37	19	106	162
	Polio/Pertussis/ Hib Vaccines	248	311	789	1,348	231	347	850	1,428
	RSV vaccines (Beyfortus)	7	116	77	200	—	—	—	—
	Meningitis, travel and endemics vaccines	97	301	184	582	72	291	206	569
Total Opella		808	773	1,250	2,831	840	622	1,258	2,720
of which	Seasonal symptoms & pain relief				1,216				1,261
	Wellness brands				1,258				1,112
	Others				357				347
Total net sales		4,882	9,067	7,260	21,209	5,034	7,988	7,165	20,187

Schedule of Segment Results
Segment results are shown in the table below:

	June 30, 2024 (6 months)
(€ million)	Biopharma	Opella	Other (a)	Total
Net sales	18,378	2,831	—	21,209
Other revenues	1,257	32	—	1,289
Cost of sales	(5,756)	(1,077)	3	(6,830)
Research and development expenses	(3,331)	(92)	—	(3,423)
Selling and general expenses	(4,260)	(1,002)	2	(5,260)
Other operating income and expenses	(1,417)	43	(19)	(1,393)
Share of profit/(loss) from investments accounted for using the equity method	66	9	—	75
Net income attributable to non-controlling interests	(6)	(5)	—	(11)
Business operating income	4,931	739	(14)	5,656
(a)     The “Other” column reconciles segmental results to the total per the consolidated financial statements.
.

	June 30, 2023 (6 months)
(€ million)	Biopharma	Opella	Other (a)	Total
Net sales	17,467	2,720	—	20,187
Other revenues	1,331	27	—	1,358
Cost of sales	(5,388)	(949)	(5)	(6,342)
Research and development expenses	(3,082)	(111)	—	(3,193)
Selling and general expenses	(4,248)	(936)	2	(5,182)
Other operating income and expenses	(897)	100	(8)	(805)
Share of profit/(loss) from investments accounted for using the equity method	48	7	—	55
Net income attributable to non-controlling interests	(11)	(8)	—	(19)
Business operating income	5,220	850	(11)	6,059
(a)    The “Other” column reconciles segmental results to the total per the consolidated financial statements.

	December 31, 2023 (12 months)
(€ million)	Biopharma	Opella	Other (a)	Total
Net sales	37,890	5,180	—	43,070
Other revenues	3,322	52	—	3,374
Cost of sales	(12,282)	(1,933)	(1)	(14,216)
Research and development expenses	(6,509)	(219)	—	(6,728)
Selling and general expenses	(8,868)	(1,828)	4	(10,692)
Other operating income and expenses	(2,387)	181	(18)	(2,224)
Share of profit/(loss) from investments accounted for using the equity method	101	21	—	122
Net income attributable to non-controlling interests	(20)	(16)	—	(36)
Business operating income	11,247	1,438	(15)	12,670
(a)    The “Other” column reconciles segmental results to the total per the consolidated financial statements.

Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method
The table below, presented in compliance with IFRS 8, shows a reconciliation between “Business operating income” and Income before tax and investments accounted for using the equity method:

(€ million)	June 30, 2024 ( 6 months)	June 30, 2023 ( 6 months)	December 31, 2023 (12 months)
Business operating income	5,656	6,059	12,670
Share of profit/(loss) from investments accounted for using the equity method (a)	(75)	(55)	(122)
Net income attributable to non-controlling interests (b)	11	19	36
Amortization and impairment of intangible assets (c)	(690)	(1,050)	(3,068)
Fair value remeasurement of contingent consideration	(66)	(26)	(93)
Expense arising from the impact of acquisitions on inventories (d)	(19)	(5)	(20)
Restructuring costs and similar items (e)	(1,331)	(547)	(1,490)
Other gains and losses, and litigation (f)	(442)	(73)	(38)
Operating income	3,044	4,322	7,875
Financial expenses	(586)	(370)	(1,313)
Financial income	281	286	591
Income before tax and investments accounted for using the equity method	2,739	4,238	7,153
(a)Joint ventures and associates with which Sanofi has entered into a strategic alliance.
(b)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(c)As of June 30, 2024, this line includes a net reversal of impairment losses amounting to of €371 million, mainly due to an increase in the expected recoverable amounts of certain marketed products and other rights in the Biopharma segment. For 2023, this amount mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the NK Cell and PRO-XTEN technology platforms.
(d)This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
(e)See note B.16.
(f)See note B.17.

Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	June 30, 2024 (6 months)
(€ million)	Biopharma	Opella	Total
Investments accounted for using the equity method (a)	229	14	243
Acquisitions of property, plant and equipment	882	68	950
Acquisitions of other intangible assets	922	14	936
(a) Carrying amount at the end of the reporting period.

	June 30, 2023 (6 months)
(€ million)	Biopharma	Opella	Total
Investments accounted for using the equity method (a)	231	10	241
Acquisitions of property, plant and equipment	751	31	782
Acquisitions of other intangible assets	132	16	148
(a) Carrying amount at the end of the reporting period.

	December 31, 2023 (12 months)
(€ million)	Biopharma	Opella	Total
Investments accounted for using the equity method (a)	234	28	262
Acquisitions of property, plant and equipment	1,619	100	1,719
Acquisitions of other intangible assets	1,287	18	1,305

Summary of Geographical Information on Net Sales and Non-Current Assets
In accordance with IFRS 8, the non-current assets reported below exclude financial instruments, deferred tax assets, pre-funded pension obligations, and right-of-use assets as determined under IFRS 16.

	June 30, 2024 (6 months)
(€ million)	Total	Europe	of which France	United States	Other countries
Net sales	21,209	4,882	1,082	9,067	7,260
Non-current assets:
•property, plant and equipment	10,264	5,611	3,079	2,377	2,276
•goodwill	50,080	—	—	—	—
•other intangible assets	26,653	5,156	—	20,726	771

	June 30, 2023 (6 months)
(€ million)	Total	Europe	of which France	United States	Other countries
Net sales	20,187	5,034	1,174	7,988	7,165
Non-current assets:
•property, plant and equipment	9,804	5,462	2,921	2,364	1,978
•goodwill	49,243	—	—	—	—
•other intangible assets	24,590	5,961	—	17,595	1,034

	December 31, 2023 (12 months)
(€ million)	Total	Europe	of which France	United States	Other countries
Net sales	43,070	10,392	2,379	18,512	14,166
Non-current assets:
•property, plant and equipment	10,160	5,659	3,085	2,322	2,179
•goodwill	49,404	—	—	—	—
•other intangible assets	24,319	5,566	—	17,850	903